                                                        RIVERSOURCE [LOGO](SM)
                                                              INVESTMENTS

PROSPECTUS SUPPLEMENT -- NOV. 29, 2006

FUND (PROSPECTUS DATE)                                                              FORM #/VERSION
-----------------------------------------------------------------------------------------------------
RiverSource(SM) Absolute Return Currency and Income Fund (6/2/06)                   S-6502-99 A
RiverSource Aggressive Growth Fund (7/28/06)                                        S-6260-99 G
RiverSource Balanced Fund (11/29/06)                                                S-6326-99 AA
RiverSource Cash Management Fund (9/29/06)                                          S-6320-99 AD
RiverSource Core Bond Fund (9/29/06)                                                S-6267-99 F
RiverSource Disciplined Equity Fund (9/29/06)                                       S-6263-99 F
RiverSource Disciplined International Equity Fund (4/24/06)                         S-6506-99 A
RiverSource Disciplined Small and Mid Cap Equity Fund (9/29/06)                     S-6505-99 C
RiverSource Disciplined Small Cap Value Fund (9/29/06)                              S-6397-99 C
RiverSource Diversified Bond Fund (10/30/06)                                        S-6495-99 Z
RiverSource Diversified Equity Income Fund (11/29/06)                               S-6475-99 AA
RiverSource Dividend Opportunity Fund (8/29/06)                                     S-6341-99 AA
RiverSource Emerging Markets Bond Fund (2/6/06)                                     S-6398-99 A
RiverSource Emerging Markets Fund (12/30/05)                                        S-6354-99 P
RiverSource Equity Value Fund (5/30/06)                                             S-6382-99 U
RiverSource European Equity Fund (12/30/05)                                         S-6006-99 J
RiverSource Floating Rate Fund (9/29/06)                                            S-6501-99 C
RiverSource Fundamental Growth Fund (7/28/06)                                       S-6261-99 G
RiverSource Fundamental Value Fund (7/28/06)                                        S-6236-99 J
RiverSource Global Bond Fund (12/30/05)                                             S-6309-99 AA
RiverSource Global Equity Fund (12/30/05*)                                          S-6334-99 AA
RiverSource Global Technology Fund (12/30/05)                                       S-6395-99 K
RiverSource Growth Fund (9/29/06)                                                   S-6455-99 AA
RiverSource High Yield Bond Fund (7/28/06)                                          S-6370-99 AA
RiverSource Income Builder Basic Income Fund (7/28/06)                              S-6394-99 C
RiverSource Income Builder Enhanced Income Fund (7/28/06)                           S-6394-99 C
RiverSource Income Builder Moderate Income Fund (7/28/06)                           S-6394-99 C
RiverSource Income Opportunities Fund (9/29/06)                                     S-6266-99 F
RiverSource Inflation Protected Securities Fund (9/29/06)                           S-6280-99 E
RiverSource International Aggressive Growth Fund (12/30/05)                         S-6243-99 J
RiverSource International Equity Fund (12/30/05)                                    S-6259-99 G
RiverSourceInternational Opportunity Fund (12/30/05)                                S-6140-99 AC
RiverSource International Select Value Fund (12/30/05)                              S-6242-99 J
RiverSource International Small Cap Fund (12/30/05)                                 S-6258-99 G
RiverSource Large Cap Equity Fund (9/29/06)                                         S-6244-99 G
RiverSource Large Cap Value Fund (9/29/06)                                          S-6246-99 G
RiverSource Limited Duration Bond Fund (9/29/06)                                    S-6265-99 F
RiverSource Mid Cap Growth Fund (1/27/06)                                           S-6426-99 AA
RiverSource Mid Cap Value Fund (11/29/06)                                           S-6241-99 H
RiverSource Portfolio Builder Aggressive Fund (3/31/06)                             S-6282-99 E
RiverSource Portfolio Builder Conservative Fund (3/31/06)                           S-6282-99 E
RiverSource Portfolio Builder Moderate Aggressive Fund (3/31/06)                    S-6282-99 E
RiverSource Portfolio Builder Moderate Conservative Fund (3/31/06)                  S-6282-99 E
RiverSource Portfolio Builder Moderate Fund (3/31/06)                               S-6282-99 E
RiverSource Portfolio Builder Total Equity Fund (3/31/06)                           S-6282-99 E

*Amended as of June 16, 2006.

--------------------------------------------------------------------------------
S-6500-13 A (11/06)

PROSPECTUS SUPPLEMENT -- NOV. 29, 2006

FUND (PROSPECTUS DATE)                                                              FORM #/VERSION
-----------------------------------------------------------------------------------------------------
RiverSource Precious Metals and Mining Fund (5/30/06)                               S-6142-99 AC
RiverSource Real Estate Fund (8/29/06)                                              S-6281-99 E
RiverSource Retirement Plus 2010 Fund (4/26/06**)                                   S-6507-99 C
RiverSource Retirement Plus 2015 Fund (4/26/06**)                                   S-6507-99 C
RiverSource Retirement Plus 2020 Fund (4/26/06**)                                   S-6507-99 C
RiverSource Retirement Plus 2025 Fund (4/26/06**)                                   S-6507-99 C
RiverSource Retirement Plus 2030 Fund (4/26/06**)                                   S-6507-99 C
RiverSource Retirement Plus 2035 Fund (4/26/06**)                                   S-6507-99 C
RiverSource Retirement Plus 2040 Fund (4/26/06**)                                   S-6507-99 C
RiverSource Retirement Plus 2045 Fund (4/26/06**)                                   S-6507-99 C
RiverSource S&P 500 Index Fund (3/31/06)                                            S-6434-99 L
RiverSource Select Value Fund (7/28/06)                                             S-6240-99 H
RiverSource Short Duration U.S. Government Fund (7/28/06)                           S-6042-99 AC
RiverSource Small Cap Advantage Fund (5/30/06)                                      S-6427-99 L
RiverSource Small Cap Equity Fund (7/28/06)                                         S-6237-99 J
RiverSource Small Cap Growth Fund (5/30/06)                                         S-6301-99 J
RiverSource Small Cap Value Fund (7/28/06)                                          S-6239-99 J
RiverSource Small Company Index Fund (3/31/06)                                      S-6357-99 R
RiverSource Strategic Allocation Fund (11/29/06)                                    S-6141-99 AC
RiverSource U.S. Government Mortgage Fund (7/28/06)                                 S-6245-99 H
RiverSource Value Fund (7/28/06)                                                    S-6238-99 J

**Amended as of June 12, 2006.

CLASSES R4, Y AND E ARE ADDRESSED IN SEPARATE SECTIONS BELOW.

FOR ALL FUNDS EXCEPT CASH MANAGEMENT FUND, THE RETIREMENT PLUS FUNDS AND S&P 500 INDEX FUND

Effective Dec. 11, 2006 the following changes will be implemented for Class Y: renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.

The information below supplements the relevant sections of the prospectus. The caption headings used in this Supplement correspond to the caption headings used in the prospectus. Upon the effective date of implementing the changes for Class Y all references to Class Y throughout the Fund's prospectus are omitted.

You may purchase these shares only if you are an eligible investor, as described under the caption "Buying and Selling Shares" below.

FEES AND EXPENSES
Fund investors pay various expenses. The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses in the table have been adjusted to reflect current fees.

The Fees and Expenses table is supplemented as follows:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                    MAXIMUM SALES CHARGE               MAXIMUM DEFERRED SALES CHARGE
                                                 (LOAD) IMPOSED ON PURCHASES     (LOAD) IMPOSED ON SALES (AS A PERCENTAGE
                                             (AS A PERCENTAGE OF OFFERING PRICE)   OF OFFERING PRICE AT TIME OF PURCHASE)
 Class R4(a)                                                None                                   None




--------------------------------------------------------------------------------

                                   -- 2 --

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:

TABLE 1. CLASS R4(a): FUNDS OTHER THAN INCOME BUILDER AND PORTFOLIO BUILDER FUNDS
                                                                                                          FEE WAIVER/
                                             MANAGEMENT     DISTRIBUTION      OTHER        TOTAL FUND       EXPENSE       NET FUND
FUND                                           FEES(b)      (12b-1) FEES    EXPENSES(c)     EXPENSES     REIMBURSEMENT   EXPENSES(d)
 Absolute Return Currency and Income           0.89%           0.00%          0.73%           1.62%          0.31%          1.31%
 Aggressive Growth                             0.88%           0.00%          0.58%           1.46%          0.27%          1.19%
 Balanced                                      0.49%           0.00%          0.41%           0.90%          0.04%          0.86%
 Core Bond                                     0.48%           0.00%          0.48%           0.96%          0.23%          0.73%
 Disciplined Equity                            0.61%           0.00%          0.38%           0.99%          0.14%          0.85%
 Disciplined International Equity              0.80%           0.00%          1.13%           1.93%          0.60%          1.33%
 Disciplined Small and Mid Cap Equity          0.70%           0.00%          5.15%           5.85%          4.66%          1.19%
 Disciplined Small Cap Value                   0.85%           0.00%          2.44%           3.29%          1.98%          1.31%
 Diversified Bond                              0.46%           0.00%          0.39%           0.85%          0.12%          0.73%
 Diversified Equity Income                     0.65%           0.00%          0.38%           1.03%          0.04%          0.99%
 Dividend Opportunity                          0.64%           0.00%          0.40%           1.04%          0.03%          1.01%
 Emerging Markets                              1.11%           0.00%          0.54%           1.65%(d)        N/A            N/A
 Emerging Markets Bond                         0.72%           0.00%          1.07%           1.79%          0.50%          1.29%
 Equity Value                                  0.62%           0.00%          0.41%           1.03%          0.04%          0.99%
 European Equity                               0.74%           0.00%          0.54%           1.28%(d)        N/A            N/A
 Floating Rate                                 0.61%           0.00%          0.68%           1.29%          0.39%          0.90%
 Fundamental Growth                            0.72%           0.00%          0.51%           1.23%(d)        N/A            N/A
 Fundamental Value                             0.72%           0.00%          0.41%           1.13%          0.12%          1.01%
 Global Bond                                   0.71%           0.00%          0.48%           1.19%          0.11%          1.08%
 Global Equity                                 0.86%           0.00%          0.46%           1.32%(d)        N/A            N/A
 Global Technology                             0.79%           0.00%          0.52%           1.31%(d)        N/A            N/A
 Growth                                        0.59%           0.00%          0.39%           0.98%(d)        N/A            N/A
 High Yield Bond                               0.57%           0.00%          0.41%           0.98%          0.03%          0.95%
 Income Builder Funds                       See Table 2
 Income Opportunities                          0.61%           0.00%          0.43%           1.04%          0.06%          0.98%
 Inflation Protected Securities                0.44%           0.00%          0.44%           0.88%          0.19%          0.69%
 International Aggressive Growth               0.93%           0.00%          0.51%           1.44%(d)        N/A            N/A
 International Equity                          0.97%           0.00%          0.56%           1.53%          0.10%          1.43%
 International Opportunity                     0.81%           0.00%          0.47%           1.28%(d)        N/A            N/A
 International Select Value                    0.91%           0.00%          0.43%           1.34%          0.02%          1.32%
 International Small Cap                       1.01%           0.00%          0.61%           1.62%          0.06%          1.56%
 Large Cap Equity                              0.51%           0.00%          0.37%           0.88%          0.03%          0.85%
 Large Cap Value                               0.55%           0.00%          0.49%           1.04%(d)        N/A            N/A
 Limited Duration Bond                         0.48%           0.00%          0.48%           0.96%          0.23%          0.73%
 Mid Cap Growth                                0.62%           0.00%          0.41%           1.03%          0.03%          1.00%
 Mid Cap Value                                 0.78%           0.00%          0.42%           1.20%(d)        N/A            N/A
 Portfolio Builder Funds                    See Table 2
 Precious Metals and Mining                    0.69%           0.00%          0.62%           1.31%          0.10%          1.21%
 Real Estate                                   0.90%           0.00%          0.45%           1.35%(d)        N/A            N/A
 Select Value                                  0.72%           0.00%          0.41%           1.13%          0.08%          1.05%
 Short Duration U.S. Government                0.47%           0.00%          0.43%           0.90%          0.18%          0.72%
 Small Cap Advantage                           0.75%           0.00%          0.45%           1.20%          0.09%          1.11%
 Small Cap Equity                              1.01%           0.00%          0.54%           1.55%          0.28%          1.27%


--------------------------------------------------------------------------------
                                   -- 3 --

 TABLE 1. CLASS R4(a): FUNDS OTHER THAN INCOME BUILDER AND PORTFOLIO BUILDER FUNDS (CONTINUED)
                                                                                                          FEE WAIVER/
                                             MANAGEMENT     DISTRIBUTION      OTHER        TOTAL FUND       EXPENSE       NET FUND
FUND                                           FEES(b)      (12b-1) FEES    EXPENSES(c)     EXPENSES     REIMBURSEMENT   EXPENSES(d)
 Small Cap Growth                              0.85%           0.00%          0.59%           1.44%          0.07%          1.37%
 Small Cap Value                               0.85%           0.00%          0.45%           1.30%          0.14%          1.16%
 Small Company Index                           0.34%           0.00%          0.44%           0.78%          0.14%          0.64%
 Strategic Allocation                          0.61%           0.00%          0.44%           1.05%          0.05%          1.00%
 U.S. Government Mortgage                      0.48%           0.00%          0.48%           0.96%          0.25%          0.71%
 Value                                         0.67%           0.00%          0.43%           1.10%          0.10%          1.00%

(a) In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.
(b) For the following Funds, includes the impact of a performance incentive adjustment that increased or decreased the management fee for the Fund's most recent fiscal year by the stated percentage: Aggressive Growth decreased by 0.005%; Balanced decreased by 0.04%; Disciplined Equity increased by 0.01%; Diversified Equity Income increased by 0.10%; Dividend
    Opportunity increased by 0.05%; Emerging Markets increased by 0.02%;
    Equity Value increased by 0.11%; European Equity decreased by 0.06%;
    Fundamental Growth decreased by 0.06%; Fundamental Value increased by
    0.005%; Global Equity increased by 0.08%; Global Technology increased by
    0.07%; Growth increased by 0.02%; International Aggressive Growth decreased by 0.06%; International Equity decreased by 0.002%;
    International Opportunity increased by 0.03%; International Select Value increased by 0.07%; International Small Cap decreased by 0.11%; Large Cap
    Equity decreased by 0.05%; Large Cap Value decreased by 0.05%; Mid Cap
    Growth decreased by 0.07%; Mid Cap Value increased by 0.09%; Precious
    Metals and Mining decreased by 0.11%; Real Estate increased by 0.06%;
    Select Value decreased by 0.05%; Small Cap Advantage decreased by 0.01%;
    Small Cap Equity increased by 0.04%; Small Cap Growth decreased by 0.07%;
    Small Cap Value decreased by 0.08%; Strategic Allocation increased by
    0.04%; and Value decreased by 0.06%. The Lipper index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is outlined in the "Fund Management and Compensation" section of the prospectus.
(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and a plan administration services fee. Expenses have been restated to reflect the revised fee structure approved by the Board.
(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until the date listed below, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses for the Fund's fiscal year, before giving effect to any performance incentive adjustment, will not exceed the following percentage: Absolute Return Currency and Income will not exceed 1.31% through Oct. 31, 2007; Aggressive Growth will not exceed 1.19% through May
    31, 2007; Balanced will not exceed 0.90% through Sept. 30, 2007; Core Bond will not exceed 0.73% through July 31, 2007; Disciplined Equity will not exceed 0.84% through July 31, 2007; Disciplined International Equity will not exceed 1.33% through Oct. 31, 2007; Disciplined Small and Mid Cap
    Equity will not exceed 1.19% through July 31, 2007; Disciplined Small Cap
    Value will not exceed 1.31% through July 31, 2007; Diversified Bond will not exceed 0.73% through Aug. 31, 2007; Diversified Equity Income will not exceed 0.89% through Sept. 30, 2007; Dividend Opportunity will not exceed
    0.96% through June 30, 2007; Emerging Markets will not exceed 1.64% through Oct. 31, 2007; Emerging Markets Bond will not exceed 1.29% through
    Oct. 31, 2007; Equity Value will not exceed 0.88% through March 31, 2007;
    European Equity will not exceed 1.39% through Oct. 31, 2007; Floating Rate will not exceed 0.90% through July 31, 2007; Fundamental Growth will not exceed 1.32% through May 31, 2007; Fundamental Value will not exceed 1.01% through May 31, 2007; Global Bond will not exceed 1.08% through Oct. 31,
    2007; Global Equity will not exceed 1.27% through Oct. 31, 2007; Global
    Technology will not exceed 1.41% through Oct. 31, 2007; Growth will not exceed 0.97% through July 31, 2007; High Yield Bond will not exceed 0.95% through May 31, 2007; Income Opportunities will not exceed 0.98% through
    July 31, 2007; Inflation Protected Securities will not exceed 0.69% through July 31, 2007; International Aggressive Growth will not exceed
    1.52% through Oct. 31, 2007; International Equity will not exceed 1.43%
    through Oct. 31, 2007; International Opportunity will not exceed 1.30%
    through Oct. 31, 2007; International Select Value will not exceed 1.25%
    through Oct. 31, 2007; International Small Cap will not exceed 1.67% through Oct. 31, 2007; Large Cap Equity will not exceed 0.90% through July
    31, 2007; Large Cap Value will not exceed 1.12% through July 31, 2007;
    Limited Duration Bond will not exceed 0.73% through July 31, 2007; Mid Cap
    Growth will not exceed 1.07% through Nov. 30, 2007; Mid Cap Value will not exceed 1.11% through Sept. 30, 2007; Precious Metals and Mining will not exceed 1.32% through March 31, 2007; Real Estate will not exceed 1.31% through June 30, 2007; Select Value will not exceed 1.10% through May 31,
    2007; Short Duration U.S. Government will not exceed 0.72% through May 31,
    2007; Small Cap Advantage will not exceed 1.12% through March 31, 2007;
    Small Cap Equity will not exceed 1.23% through May 31, 2007; Small Cap
    Growth will not exceed 1.44% through March 31, 2007; Small Cap Value will not exceed 1.24% through May 31, 2007; Small Company Index will not exceed
    0.64% through Jan. 31, 2007; Strategic Allocation will not exceed 0.96%
    through Sept. 30, 2007; U.S. Government Mortgage will not exceed 0.71% through May 31, 2007; and Value will not exceed 1.06% through May 31,
    2007.



--------------------------------------------------------------------------------

                                   -- 4 --

 TABLE 2. CLASS R4(a): INCOME BUILDER AND PORTFOLIO BUILDER FUNDS
                                                                                                             TOTAL
                                                                                                           ESTIMATED
                                                                                                            INDIRECT       TOTAL
                                                                                                            EXPENSES     FUND AND
                                                                   TOTAL      FEE WAIVER/      NET           OF THE     UNDERLYING
                       MANAGEMENT    DISTRIBUTION     OTHER         FUND        EXPENSE        FUND        UNDERLYING      FUND
FUND                      FEES       (12b-1) FEES   EXPENSES(b)   EXPENSES   REIMBURSEMENT  EXPENSES(c)   FUNDS(d),(e)  EXPENSES(e)
 Income Builder
 Basic Income             0.00%         0.00%         6.97%         6.97%        6.68%        0.29%          0.80%        1.09%
 Income Builder
 Enhanced Income          0.00%         0.00%         5.88%         5.88%        5.59%        0.29%          1.04%        1.33%
 Income Builder
 Moderate Income          0.00%         0.00%         5.64%         5.64%        5.35%        0.29%          0.96%        1.25%
 Portfolio Builder
 Aggressive               0.00%         0.00%         0.39%         0.39%        0.05%        0.34%          0.87%        1.21%
 Portfolio Builder
 Conservative             0.00%         0.00%         0.50%         0.50%        0.16%        0.34%          0.69%        1.03%
 Portfolio Builder
 Moderate                 0.00%         0.00%         0.38%         0.38%        0.07%        0.31%          0.81%        1.12%
 Portfolio Builder
 Moderate Aggressive      0.00%         0.00%         0.37%         0.37%        0.03%        0.34%          0.84%        1.18%
 Portfolio Builder
 Moderate Conservative    0.00%         0.00%         0.41%         0.41%        0.09%        0.32%          0.76%        1.08%
 Portfolio Builder
 Total Equity             0.00%         0.00%         0.41%         0.41%        0.07%        0.34%          0.91%        1.25%

(a) In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.
(b) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and a plan administration services fee. Expenses have been restated to reflect the revised fee structure approved by the Board.
(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until the date listed below, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses for the Fund's fiscal year will not exceed the following percentage: through May 31, 2007 Income Builder Basic Income, Income
    Builder Enhanced Income and Income Builder Moderate Income will not exceed
    0.29%; and through Jan. 31, 2007 Portfolio Builder Aggressive, Portfolio
    Builder Conservative, Portfolio Builder Moderate Aggressive and Portfolio
    Builder Total Equity will not exceed 0.34%, Portfolio Builder Moderate will not exceed 0.31%, and Portfolio Builder Moderate Conservative will not exceed 0.32%.
(d) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's estimated indirect expense from investing in the underlying funds is based on its expected allocations in the underlying funds. The estimated indirect expenses are calculated using the total expense ratio of each underlying fund's Class I shares, as of May 31, 2006 for Income Builder Funds and as of Jan. 31, 2006 for Portfolio Builder Funds, in each case adjusted to reflect current fees.
(e) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. After taking the fee waivers into account, the "Total estimated indirect expenses of the underlying funds" for all classes and "Total Fund and underlying fund expenses" for Class R4 are the following percentages: Income Builder Basic
    Income is 0.65% and 0.94%; Income Builder Enhanced Income is 0.76% and
    1.05%; Income Builder Moderate Income is 0.73% and 1.02%; Portfolio
    Builder Aggressive is 0.81% and 1.15%; Portfolio Builder Conservative is
    0.61% and 0.95%; Portfolio Builder Moderate is 0.74% and 1.05%; Portfolio
    Builder Moderate Aggressive is 0.78% and 1.12%; Portfolio Builder Moderate
    Conservative is 0.68% and 1.00%; and Portfolio Builder Total Equity is
    0.85% and 1.19%.





--------------------------------------------------------------------------------
                                   -- 5 --

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table is supplemented as follows:

CLASS R4
FUND                                                                       1 YEAR         3 YEARS        5 YEARS       10 YEARS
 Absolute Return Currency and Income                                        $133          $  481         $  853         $1,901
 Aggressive Growth                                                          $121          $  436         $  773         $1,728
 Balanced                                                                   $ 88          $  283         $  495         $1,109
 Core Bond                                                                  $ 75          $  283         $  509         $1,162
 Disciplined Equity                                                         $ 87          $  302         $  534         $1,205
 Disciplined International Equity                                           $135          $  548         $  987         $2,211
 Disciplined Small and Mid Cap Equity                                       $121          $1,326         $2,511         $5,387
 Disciplined Small Cap Value                                                $133          $  828         $1,547         $3,455
 Diversified Bond                                                           $ 75          $  259         $  460         $1,042
 Diversified Equity Income                                                  $101          $  324         $  566         $1,260
 Dividend Opportunity                                                       $103          $  328         $  572         $1,273
 Emerging Markets                                                           $168          $  521         $  898         $1,960
 Emerging Markets Bond                                                      $131          $  515         $  924         $2,069
 Equity Value                                                               $101          $  324         $  566         $1,260
 European Equity                                                            $130          $  406         $  703         $1,550
 Floating Rate                                                              $ 92          $  371         $  671         $1,527
 Fundamental Growth                                                         $125          $  391         $  677         $1,494
 Fundamental Value                                                          $103          $  347         $  612         $1,369
 Global Bond                                                                $110          $  367         $  645         $1,438
 Global Equity                                                              $134          $  419         $  724         $1,595
 Global Technology                                                          $133          $  415         $  719         $1,584
 Growth                                                                     $100          $  312         $  543         $1,206
 High Yield Bond                                                            $ 97          $  309         $  540         $1,203
 Income Builder Basic Income                                                $111          $1,683         $3,170         $6,547
 Income Builder Enhanced Income                                             $135          $1,544         $2,899         $6,068
 Income Builder Moderate Income                                             $127          $1,476         $2,782         $5,871
 Income Opportunities                                                       $100          $  325         $  569         $1,270
 Inflation Protected Securities                                             $ 70          $  262         $  470         $1,071
 International Aggressive Growth                                            $147          $  456         $  788         $1,729
 International Equity                                                       $146          $  474         $  826         $1,820
 International Opportunity                                                  $130          $  406         $  703         $1,550
 International Select Value                                                 $134          $  423         $  733         $1,616
 International Small Cap                                                    $159          $  506         $  877         $1,922
 Large Cap Equity                                                           $ 87          $  278         $  486         $1,086
 Large Cap Value                                                            $106          $  331         $  575         $1,276
 Limited Duration Bond                                                      $ 75          $  283         $  509         $1,162
 Mid Cap Growth                                                             $102          $  325         $  567         $1,261
 Mid Cap Value                                                              $122          $  381         $  661         $1,459
 Portfolio Builder Aggressive                                               $123          $  395         $  688         $1,523
 Portfolio Builder Conservative                                             $105          $  362         $  640         $1,434
 Portfolio Builder Moderate                                                 $114          $  371         $  649         $1,442
 Portfolio Builder Moderate Aggressive                                      $120          $  381         $  663         $1,468
 Portfolio Builder Moderate Conservative                                    $110          $  363         $  636         $1,417
 Portfolio Builder Total Equity                                             $127          $  412         $  718         $1,589


--------------------------------------------------------------------------------
                                   -- 6 --

CLASS R4 (CONTINUED)
FUND                                                                       1 YEAR         3 YEARS        5 YEARS       10 YEARS
 Precious Metals and Mining                                                 $123          $  406         $  710         $1,575
 Real Estate                                                                $137          $  428         $  740         $1,629
 Select Value                                                               $107          $  351         $  615         $1,372
 Short Duration U.S. Government                                             $ 74          $  269         $  482         $1,096
 Small Cap Advantage                                                        $113          $  372         $  652         $1,452
 Small Cap Equity                                                           $129          $  462         $  819         $1,827
 Small Cap Growth                                                           $139          $  449         $  781         $1,723
 Small Cap Value                                                            $118          $  399         $  700         $1,561
 Small Company Index                                                        $ 65          $  235         $  420         $  957
 Strategic Allocation                                                       $102          $  329         $  575         $1,283
 U.S. Government Mortgage                                                   $ 73          $  281         $  507         $1,160
 Value                                                                      $102          $  340         $  597         $1,336

BUYING AND SELLING SHARES

The description of Investment Options is supplemented as follows:

If you are an eligible investor, you may purchase Class R4 shares at net asset value. This share class does not have an initial sales charge or CDSC on redemption and does not convert to any other class of shares. Investments in Class R4 are not eligible to be included in determining the sales charge for purchases of Class A shares.

ELIGIBLE INVESTORS
Class R4 shares are available to the following investors:
o  Qualified employee benefit plans.
o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.
o Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.
o State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

Class R4 shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) plans.

In addition, the distributor, in its sole discretion, may accept investments from other purchasers not listed above.

Class R4 pays an annual plan administration services fee of 0.25% from assets attributable to the class for the provision of various administrative, recordkeeping, communication or educational services.

The discussion of Opening an Account is supplemented as follows:

You may purchase, sell or exchange Class R4 shares only through the distributor or an authorized financial institution. Generally you may exchange your Class R4 shares only for shares of the same class of another RiverSource fund.

The following information is added to the "Additional Services and Compensation" section:

Plan Administration Services. Under a Plan Administration Services Agreement the Fund pays for plan administration services, including recordkeeping, communication or educational services to 529 and retirement plan sponsors, plans and plan participants. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

References to the Class Y shareholder servicing plan are omitted.

The following information replaces the "Affiliated Funds of Funds" paragraph in the "Additional Management Information" section:

FOR FUNDS OTHER THAN INCOME BUILDER AND PORTFOLIO BUILDER FUNDS:
AFFILIATED PRODUCTS. RiverSource Investments also serves as investment manager to RiverSource funds that provide asset-allocation services to shareholders by investing in shares of other RiverSource funds (Funds of Funds) and to discretionary managed accounts (collectively referred to as "affiliated products"). A fund may experience relatively large purchases or redemptions from the affiliated products. Although RiverSource Investments seeks to minimize the impact of these transactions by structuring them over a reasonable period of time or through other measures, a fund may experience increased expenses as it buys and sells securities to manage transactions for the affiliated products. In addition, because the affiliated products may own a substantial portion of a fund, a redemption by one or more affiliated products could cause a fund's expense ratio to increase as the fund's fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments will report to the Board on the steps it has taken to manage any potential conflicts.

--------------------------------------------------------------------------------
                                   -- 7 --

FOR INCOME BUILDER AND PORTFOLIO BUILDER FUNDS:
AFFILIATED PRODUCTS. RiverSource Investments seeks to minimize the impact of the fund's purchases and redemptions of shares of the underlying funds by implementing them over a reasonable timeframe. In addition, because RiverSource Investments earns different fees from the underlying funds, in determining the allocation of the fund's assets among underlying funds, RiverSource Investments may have an economic conflict of interest. RiverSource Investments will report to the fund's Board on the steps it has taken to manage any potential conflicts.

FOR CASH MANAGEMENT AND RETIREMENT PLUS FUNDS

Effective Dec. 11, 2006 the following changes will be implemented for Class Y: revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.

The information below supplements the relevant sections of the prospectus. The caption headings used in this Supplement correspond to the caption headings used in the prospectus.

FEES AND EXPENSES
Fund investors pay various expenses. The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses in the table have been adjusted to reflect current fees.

The Fees and Expenses table is supplemented as follows:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                    MAXIMUM SALES CHARGE               MAXIMUM DEFERRED SALES CHARGE
                                                 (LOAD) IMPOSED ON PURCHASES     (LOAD) IMPOSED ON SALES (AS A PERCENTAGE
                                             (AS A PERCENTAGE OF OFFERING PRICE)   OF OFFERING PRICE AT TIME OF PURCHASE)
 Class Y(a)                                                 None                                   None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:

TABLE 3. CLASS Y(a): CASH MANAGEMENT FUND

                                                         MANAGEMENT       DISTRIBUTION         OTHER          TOTAL FUND
FUND                                                        FEES          (12b-1) FEES      EXPENSES(b)       EXPENSES(c)
 Cash Management                                            0.30%             0.00%            0.30%             0.60%

(a) In September 2006, the Board approved revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.
(b) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and a plan administration services fee. Expenses have been restated to reflect the revised fee structure approved by the Board.
(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2007 unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses for the Fund's fiscal year will not exceed 0.60%.




--------------------------------------------------------------------------------

                                   -- 8 --

TABLE 4. CLASS Y(a): RETIREMENT PLUS FUNDS
                                                                                                              TOTAL
                                                                                                             ESTIMATED
                                                                                                             INDIRECT      TOTAL
                                                                                                             EXPENSES     FUND AND
                                                                   TOTAL        FEE WAIVER/     NET           OF THE     UNDERLYING
                       MANAGEMENT    DISTRIBUTION     OTHER         FUND          EXPENSE       FUND        UNDERLYING      FUND
FUND                      FEES       (12b-1) FEES   EXPENSES(b)   EXPENSES     REIMBURSEMENT  EXPENSES(c)  FUNDS(d),(e)  EXPENSES(e)
 Retirement Plus 2010     0.00%         0.00%         1.72%         1.72%          1.50%        0.22%          0.80%        1.02%
 Retirement Plus 2015     0.00%         0.00%         1.47%         1.47%          1.25%        0.22%          0.81%        1.03%
 Retirement Plus 2020     0.00%         0.00%         1.19%         1.19%          0.97%        0.22%          0.83%        1.05%
 Retirement Plus 2025     0.00%         0.00%         1.34%         1.34%          1.12%        0.22%          0.83%        1.05%
 Retirement Plus 2030     0.00%         0.00%         1.15%         1.15%          0.93%        0.22%          0.83%        1.05%
 Retirement Plus 2035     0.00%         0.00%         1.61%         1.61%          1.39%        0.22%          0.83%        1.05%
 Retirement Plus 2040     0.00%         0.00%         1.04%         1.04%          0.82%        0.22%          0.83%        1.05%
 Retirement Plus 2045     0.00%         0.00%         5.44%         5.44%          5.22%        0.22%          0.83%        1.05%

(a) In September 2006, the Board approved revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.
(b) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and a plan administration services fee. Expenses have been restated to reflect the revised fee structure approved by the Board.
(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses for the Fund's fiscal year will not exceed 0.22%.
(d) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's estimated indirect expense from investing in the underlying funds, based on its expected investments in those funds, is as shown.
(e) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. After taking the fee waivers into account, the "Total estimated indirect expenses of the underlying funds" for all classes and the "Total Fund and underlying fund expenses" for Class Y are the following percentages: Retirement Plus 2010 is 0.71% and 0.93%; Retirement Plus 2015 is 0.73% and 0.95%; and
    Retirement Plus 2020, Retirement Plus 2025, Retirement Plus 2030,
    Retirement Plus 2035, Retirement Plus 2040 and Retirement Plus 2045 are
    0.76% and 0.98%.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table is supplemented as follows:

CLASS Y
FUND                                                                       1 YEAR         3 YEARS        5 YEARS       10 YEARS
 Cash Management                                                            $ 61          $  192         $  335         $  753
 Retirement Plus 2010                                                       $104          $  642         $1,207         $2,748
 Retirement Plus 2015                                                       $105          $  593         $1,107         $2,524
 Retirement Plus 2020                                                       $107          $  540         $1,000         $2,276
 Retirement Plus 2025                                                       $107          $  572         $1,063         $2,421
 Retirement Plus 2030                                                       $107          $  532         $  983         $2,237
 Retirement Plus 2035                                                       $107          $  628         $1,176         $2,676
 Retirement Plus 2040                                                       $107          $  509         $  936         $2,129
 Retirement Plus 2045                                                       $107          $1,395         $2,651         $5,654

BUYING AND SELLING SHARES
The description of Investment Options is supplemented as follows:

Class Y pays an annual plan administration services fee of 0.15% from assets attributable to the class for the provision of various administrative, recordkeeping, communication or educational services.

The following information is added to the "Additional Services and Compensation" section:

Plan Administration Services. Under a Plan Administration Services Agreement the Fund pays for plan administration services, including recordkeeping, communication or educational services to 529 and retirement plan sponsors, plans and plan participants. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."



--------------------------------------------------------------------------------

                                   -- 9 --

The following information replaces the "Affiliated Funds of Funds" paragraph in the "Additional Management Information" section:

FOR CASH MANAGEMENT FUND:
AFFILIATED PRODUCTS. RiverSource Investments also serves as investment manager to RiverSource funds that provide asset-allocation services to shareholders by investing in shares of other RiverSource funds (Funds of Funds) and to discretionary managed accounts (collectively referred to as "affiliated products"). A fund may experience relatively large purchases or redemptions from the affiliated products. Although RiverSource Investments seeks to minimize the impact of these transactions by structuring them over a reasonable period of time or through other measures, a fund may experience increased expenses as it buys and sells securities to manage transactions for the affiliated products. In addition, because the affiliated products may own a substantial portion of a fund, a redemption by one or more affiliated products could cause a fund's expense ratio to increase as the fund's fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments will report to the Board on the steps it has taken to manage any potential conflicts.

FOR RETIREMENT PLUS FUNDS:
AFFILIATED PRODUCTS. RiverSource Investments seeks to minimize the impact of the fund's purchases and redemptions of shares of the underlying funds by implementing them over a reasonable timeframe. In addition, because RiverSource Investments earns different fees from the underlying funds, in determining the allocation of the fund's assets among underlying funds, RiverSource Investments may have an economic conflict of interest. RiverSource Investments will report to the fund's Board on the steps it has taken to manage any potential conflicts.

FOR S&P 500 INDEX FUND

Effective Dec. 11, 2006 the following changes will be implemented for Class E: revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.

The information below supplements the relevant sections of the prospectus. The caption headings used in this Supplement correspond to the caption headings used in the prospectus.

FEES AND EXPENSES
Fund investors pay various expenses. The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses in the table have been adjusted to reflect current fees.

The Fees and Expenses table is supplemented as follows:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                    MAXIMUM SALES CHARGE
                                               (LOAD) IMPOSED ON PURCHASES(a)               ANNUAL ACCOUNT FEE
                                             (AS A PERCENTAGE OF OFFERING PRICE)       (FOR ACCOUNTS UNDER $10,000)
 Class E(b)                                                 None                                    $10

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:

                                                                                            FEE WAIVER/
                      MANAGEMENT      DISTRIBUTION          OTHER           TOTAL FUND        EXPENSE          NET FUND
                         FEES         (12b-1) FEES       EXPENSES(c)         EXPENSES      REIMBURSEMENT      EXPENSES(d)
 Class E(b)              0.22%            0.00%             0.37%             0.59%            0.25%             0.34%

(a) There are no sales loads; however, the Fund charges a redemption fee of 0.50% on shares redeemed within 180 days of purchase.
(b) In September 2006, the Board approved revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administrative services agreement.
(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and a plan administration services fee. Expenses have been restated to reflect the revised fee structure approved by the Board.
(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2007 unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses for the Fund's fiscal year will not exceed 0.34%.




--------------------------------------------------------------------------------

                                   -- 10 --

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table is supplemented as follows:

                                                   1 YEAR           3 YEARS          5 YEARS          10 YEARS
 Class E                                            $35              $164             $305              $717

BUYING AND SELLING SHARES
The description of Investment Options is supplemented as follows:

Class E pays an annual plan administration services fee of 0.15% from assets attributable to the class for the provision of various administrative, recordkeeping, communication or educational services.

The following information is added to the "Additional Services and Compensation" section:

Plan Administration Services. Under a Plan Administration Services Agreement the Fund pays for plan administration services, including recordkeeping, communication or educational services to 529 and retirement plan sponsors, plans and plan participants. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."




--------------------------------------------------------------------------------
                                   -- 11 --

--------------------------------------------------------------------------------
S-6500-13 A (11/06)

                                                        RIVERSOURCE [LOGO](SM)
                                                              INVESTMENTS


        STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT -- NOV. 29, 2006

RiverSource(SM) funds (Nov. 29, 2006)                                  S-6500 P

FUNDS
RiverSource Absolute Return Currency and Income Fund
RiverSource Aggressive Growth Fund
RiverSource Balanced Fund
RiverSource Cash Management Fund
RiverSource Core Bond Fund
RiverSource Disciplined Equity Fund
RiverSource Disciplined International Equity Fund
RiverSource Disciplined Small and Mid Cap Equity Fund
RiverSource Disciplined Small Cap Value Fund
RiverSource Diversified Bond Fund
RiverSource Diversified Equity Income Fund
RiverSource Dividend Opportunity Fund
RiverSource Emerging Markets Bond Fund
RiverSource Emerging Markets Fund
RiverSource Equity Value Fund
RiverSource European Equity Fund
RiverSource Floating Rate Fund
RiverSource Fundamental Growth Fund
RiverSource Fundamental Value Fund
RiverSource Global Bond Fund
RiverSource Global Equity Fund
RiverSource Global Technology Fund
RiverSource Growth Fund
RiverSource High Yield Bond Fund
RiverSource Income Builder Basic Income Fund
RiverSource Income Builder Enhanced Income Fund
RiverSource Income Builder Moderate Income Fund
RiverSource Income Opportunities Fund
RiverSource Inflation Protected Securities Fund
RiverSource International Aggressive Growth Fund
RiverSource International Equity Fund
RiverSource International Opportunity Fund
RiverSource International Select Value Fund
RiverSource International Small Cap Fund
RiverSource Large Cap Equity Fund
RiverSource Large Cap Value Fund
RiverSource Limited Duration Bond Fund
RiverSource Mid Cap Growth Fund
RiverSource Mid Cap Value Fund
RiverSource Portfolio Builder Aggressive Fund
RiverSource Portfolio Builder Conservative Fund
RiverSource Portfolio Builder Moderate Aggressive Fund
RiverSource Portfolio Builder Moderate Conservative Fund
RiverSource Portfolio Builder Moderate Fund
RiverSource Portfolio Builder Total Equity Fund
RiverSource Precious Metals and Mining Fund
RiverSource Real Estate Fund
RiverSource Retirement Plus 2010 Fund
RiverSource Retirement Plus 2015 Fund
RiverSource Retirement Plus 2020 Fund
RiverSource Retirement Plus 2025 Fund
RiverSource Retirement Plus 2030 Fund
RiverSource Retirement Plus 2035 Fund
RiverSource Retirement Plus 2040 Fund
RiverSource Retirement Plus 2045 Fund
RiverSource S&P 500 Index Fund
RiverSource Select Value Fund
RiverSource Short Duration U.S. Government Fund
RiverSource Small Cap Advantage Fund
RiverSource Small Cap Equity Fund
RiverSource Small Cap Growth Fund
RiverSource Small Cap Value Fund
RiverSource Small Company Index Fund
RiverSource Strategic Allocation Fund
RiverSource U.S. Government Mortgage Fund
RiverSource Value Fund

References to "Fund" throughout this supplement refer to the foregoing individual funds, singularly or collectively as THE context requires.

FOR ALL FUNDS WITH CLASS Y EXCEPT RIVERSOURCE CASH MANAGEMENT FUND AND THE RIVERSOURCE RETIREMENT PLUS FUNDS: Effective Dec. 11, 2006 the following changes will be implemented for Class Y: renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.

FOR RIVERSOURCE CASH MANAGEMENT FUND AND THE RIVERSOURCE RETIREMENT PLUS
FUNDS: Effective Dec. 11, 2006, the following changes will be implemented for Class Y: revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.



--------------------------------------------------------------------------------
S-6500-12 A (11/06)

FOR RIVERSOURCE S&P 500 INDEX FUND: Effective Dec. 11, 2006, the following changes will be implemented for Class E: revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.

INVESTING IN A FUND
The description of the sales charge is supplemented as follows:

For Class R4, there is no initial sales charge so the public offering price is the same as the NAV.

AGREEMENTS
The description of the Transfer Agency Agreement is supplemented as follows:

The annual rate for Class E, Class R4 and Class Y is 0.05% of average daily net assets attributable to the respective class.

PLAN ADMINISTRATION SERVICES AGREEMENT
The description of the Plan Administration Services Agreement is supplemented as follows:

Under a Plan Administration Services Agreement the Fund pays for plan administration services, including recordkeeping, communication or educational services to 529 and retirement plan sponsors, plans and plan participants. The plan administration services are provided for Class E, Class R2, Class R3, Class R4 and Class Y shares.

The fee for services is equal on an annual basis to the following percentage of the average daily net assets of the fund attributable to the applicable class:

                     CLASS E            CLASS R2              CLASS R3              CLASS R4               CLASS Y
                      0.15%               0.25%                 0.25%                 0.25%                 0.15%

References to the Class Y shareholder service agreement are omitted.




--------------------------------------------------------------------------------

                                   -- 2 --